Business Segments - Information by Geographic Region (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024 USD ($)	Jul. 02, 2023 USD ($)	Jun. 30, 2024 USD ($) segment	Jul. 02, 2023 USD ($)	Dec. 31, 2023 USD ($)
Business segment information by geographical areas
Number of reportable segments | segment			1
Long-lived assets	$ 2,475,216	$ 2,414,109	$ 2,475,216	$ 2,414,109	$ 2,423,849
Revenues	438,493	443,707	571,784	585,897
(Loss) income before income taxes	73,456	58,127	(32,502)	(29,584)
Domestic
Business segment information by geographical areas
Long-lived assets	2,341,766	2,292,265	2,341,766	2,292,265	2,297,440
Revenues			507,294	529,735
(Loss) income before income taxes			(42,731)	(55,878)
Foreign
Business segment information by geographical areas
Long-lived assets	$ 133,450	$ 121,844	133,450	121,844	$ 126,409
Revenues			64,490	56,162
(Loss) income before income taxes			$ 10,229	$ 26,294